Intangible Assets, Net (Details 2)	Dec. 31, 2019 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2020	$ 2,498,676
2021	2,498,676
2022	2,498,676
2023	2,498,676
2024	2,498,676
Thereafter	1,296,496
Total	$ 13,789,876